Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period				$ 152
Net income attributable to non-controlling interest	$ (2)			(2)
Net (loss)/income attributable to redeemable non-controlling interest	(1)			(2)
Balance, end of period	150			150
Predecessor
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest		$ (138)			$ (160)
Net (loss)/income attributable to redeemable non-controlling interest		2			2
Ship Finance International Ltd VIEs
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period				145
Net income attributable to non-controlling interest				(2)
Balance, end of period	143			143
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period				7
Net income attributable to non-controlling interest				0
Balance, end of period	$ 7			$ 7
NCI | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		352	$ 399		399
Changes during period			(25)
Net income attributable to non-controlling interest		(138)	(22)
Net (loss)/income attributable to redeemable non-controlling interest		(150)
Balance, end of period		64	352		64
NCI | North Atlantic Drilling Ltd | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		34	76		76
Changes during period			(25)
Net income attributable to non-controlling interest		(143)	(17)
Balance, end of period		(109)	34		(109)
NCI | Sevan Drilling Limited | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		216	226		226
Net income attributable to non-controlling interest			(10)
Balance, end of period		216	216		216
NCI | Asia Offshore Drilling Ltd | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		149	149		149
Net income attributable to non-controlling interest		1
Net (loss)/income attributable to redeemable non-controlling interest		(150)
Balance, end of period		0	149		0
NCI | Ship Finance International Ltd VIEs | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		(55)	(59)		(59)
Net income attributable to non-controlling interest		3	4
Balance, end of period		(52)	(55)		(52)
NCI | Seadrill Nigeria Operations Limited | Predecessor
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		8	7		7
Net income attributable to non-controlling interest		1	1
Balance, end of period		$ 9	$ 8		$ 9